Capitalized Software (Tables) (Capitalized software)	12 Months Ended
Dec. 31, 2013
Capitalized software
Capitalized Software
Summary of capitalized software
	December 31,
	2013	2012
	(in thousands)
Cost	$2,015	$1,676
Less: Accumulated amortization	(1,251)	(881)

	$764	$795